Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Total assets	₩ 33,175,710	₩ 29,159,687
Current assets	8,800,127	10,473,703
Non-current assets	24,375,583	18,685,984
Total liabilities	18,289,464	14,178,177
Current liabilities	9,954,483	8,978,682
Non-current liabilities	8,334,981	5,199,495
Revenue	24,336,571	27,790,216	₩ 26,504,074
Profit for the year	(179,443)	1,937,052	931,508
Other comprehensive income (loss)	(15,409)	(237,393)	21,975
Total comprehensive income	(194,852)	1,699,659	953,483
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	194,021	193,584
Current assets	128,788	146,702
Non-current assets	65,233	46,882
Total liabilities	72,686	77,174
Current liabilities	66,797	71,973
Non-current liabilities	5,889	5,201
Revenue	384,144	408,846	549,559
Profit for the year	12,744	12,327	21,082
Other comprehensive income (loss)	2,612	(9,366)	16,477
Total comprehensive income	₩ 15,356	₩ 2,961	₩ 37,559